Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 10	$ 16
Interest on lease obligations	41	59
Interest income	(596)	(2,242)
Finance income, net	$ (545)	$ (2,167)